NOTE 3 - EQUITY (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Issued shares from convertible notes	34,166,664			3,128,592
Convertible notes amount	$ 275,159			$ 424,375
Common shares issued for litigation		15,608,696	15,608,696
Aggregated shares of common stock issued for services rendered			804,000	450,000
Aggregated value of common stock issued for services			$ 80,400	$ 63,300
Stock issued for services, amortized				$ 12,609
Shares issued to officer			182,057	63,526
Accrued expense			$ 24,506	$ 9,625